Equity Holdings and Fair Value Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Fair Value

The carrying value of fair value method holdings is determined based on the security’s trading price multiplied by the number of shares held. The following table summarizes the Company’s fair value method holdings as of March 31, 2024 and December 31, 2023:

(in thousands)
As of March 31, 2024	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Amount
GreenFirst common stock	$8,679	$-	$(439)	$8,240
OppFi common stock and warrants	1,084	148	-	1,232
Total fair value method holdings	$9,763	$148	$(439)	$9,472

As of December 31, 2023	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Amount
GreenFirst common stock	$8,679	$1,873	$-	$10,552
Total fair value method holdings	$8,679	$1,873	$-	$10,552

Schedule of Other Holdings

The following table summarizes the Company’s other holdings as of March 31, 2024 and December 31, 2023:

(in thousands)
	March 31, 2024	December 31, 2023
Equity Method Holdings:
FG Merchant Partners, LP	$9,042	$-
FGAC Investors LLC	9,100	-
FG Merger Investors LLC	5,093	-
GreenFirst Forest Products Holdings LLC	712	-
FG Financial Holdings, LLC	-	4,571
Total equity method holdings	23,947	4,571
Holdings without readily determinable fair value:
Firefly Systems Inc.	12,898	12,898
FG Communities Inc.	2,250	-
Other	69	-
Total holdings without readily determinable fair value	15,217	12,898
Promissory note	450	-
Total other holdings	$39,614	$17,469

Schedule of Financial information for Investments Accounted Under the Equity Method

Financial information for our investments accounted for under the equity method, in the aggregate, is as follows:

As of March 31, 2024
(in thousands)
Other investments	$78,131
Cash	538
Other assets	20
Total assets	78,689

Total liabilities	50

Three Months Ended March 31, 2024
(in thousands)
Net investment income	$604
Other income	20
General and administrative expenses	(25)
Net income	599

Schedule of Net Investment Income

Net investment loss for the quarter ended March 31, 2024 is as follows:

($ in thousands)
Investment loss:
Realized gain on common stock	$141
Change in unrealized holding on common stock	(2,706)
Loss on equity method holdings	(844)
Other	10
Net investment loss	$(3,399)

Schedule of Financial Instruments Measured on Recurring Basis at Fair value

Financial instruments measured, on a recurring basis, at fair value as of March 31, 2024 and December 31, 2023 in accordance with the guidance promulgated by the FASB are as follows.

(in thousands)

As of March 31, 2024	Level 1	Level 2	Level 3	Total
Oppfi common stock and warrants	$1,232	$–	$–	$1,232
GreenFirst common stock	8,240	–	–	8,240
ThinkMarkets convertible note	–	–	250	250
Craveworthy convertible bridge loan	–	–	200	200
	$9,472	$–	$450	$9,922

As of December 31, 2023
GreenFirst common stock	$10,552	$–	$–	$10,552
	$10,552	$–	$–	$10,552

Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Recurring Level 3 Fair Value Measurements

The following tables provide a reconciliation of the fair value of recurring Level 3 fair value measurements for the quarter ended March 31, 2024:

(in thousands)

Assets:
Convertible notes
Beginning balance	-
Consideration paid	-
Increase in fair value of convertible note	-
Increase as a result of Merger (Note 3)	450
Balance, March 31, 2024	$450

FG Group Holdings Inc [Member]
Schedule of Equity Holdings

The following summarizes our equity holdings (dollars in thousands):

	December 31, 2023		December 31, 2022
	Carrying Amount	Economic Interest	Carrying Amount	Economic Interest
Equity Method Holding
FG Financial Holdings, LLC	$4,571	45.1%	$7,832	47.2%

Fair Value Method Holding
GreenFirst Forest Products Inc.	10,552	8.3%	16,792	8.4%

Cost Method Holding
Firefly Systems, Inc.	12,898	not available	12,898	not available
Total Equity Holdings	$28,021		$37,522

Schedule of Equity Method Holdings

The following summarizes the (loss) income of equity method holdings reflected in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Entity
FG Financial Group, Inc.	$-	$(2,578)
FG Financial Holdings, LLC	(3,261)	2,981
Total	$(3,261)	$403